Organization and Principal Activities (Details) - Schedule of Subsidiaries		6 Months Ended	12 Months Ended
		Jun. 30, 2023	Dec. 31, 2022
Scienjoy Inc. [Member]
Organization and Principal Activities (Details) - Schedule of Subsidiaries [Line Items]
Place of incorporation		Cayman Islands	Cayman Islands
Percentage of direct/indirect ownership		100.00%	100.00%
Principal activities		Holding Company	Holding Company
Date of incorporation		Feb. 23, 2017	Feb. 23, 2017
Scienjoy International Limited (“Scienjoy HK”) [Member]
Organization and Principal Activities (Details) - Schedule of Subsidiaries [Line Items]
Place of incorporation		Hong Kong	Hong Kong
Percentage of direct/indirect ownership		100.00%	100.00%
Principal activities		Holding Company	Holding Company
Date of incorporation		May 18, 2017	May 18, 2017
Scienjoy BeeLive Limited (formerly known as Sciscape International Limited, “SIL”) [Member]
Organization and Principal Activities (Details) - Schedule of Subsidiaries [Line Items]
Place of incorporation		Hong Kong	Hong Kong
Percentage of direct/indirect ownership		100.00%	100.00%
Principal activities		Live streaming platform	Live streaming platform
Date of incorporation		Dec. 18, 2017	Dec. 18, 2017
Golden Shield Enterprises Limited (“Golden Shield”) [Member]
Organization and Principal Activities (Details) - Schedule of Subsidiaries [Line Items]
Place of incorporation		British Virgin Islands	British Virgin Islands
Percentage of direct/indirect ownership		100.00%	100.00%
Principal activities		Holding Company	Holding Company
Date of incorporation		Sep. 28, 2021	Sep. 28, 2021
Sixiang Wuxian (Beijing) Technology Co., Ltd. (“WXBJ”) (a wholly owned subsidiary of Scienjoy HK) [Member]
Organization and Principal Activities (Details) - Schedule of Subsidiaries [Line Items]
Place of incorporation		The PRC	The PRC
Percentage of direct/indirect ownership		100.00%	100.00%
Principal activities		Holding Company	Holding Company
Date of incorporation		Oct. 17, 2017	Oct. 17, 2017
Sixiang Zhihui (Beijing) Technology Co., Ltd. (“ZH”) (a wholly owned subsidiary of WXBJ) [Member]
Organization and Principal Activities (Details) - Schedule of Subsidiaries [Line Items]
Place of incorporation		The PRC	The PRC
Percentage of direct/indirect ownership		100.00%	100.00%
Principal activities		Holding Company	Holding Company
Date of incorporation		Jul. 05, 2018	Jul. 05, 2018
Sixiang Yingyue (Shanghai) Technology Co., Ltd(“SXYY”) (a wholly owned subsidiary of WXBJ) [Member]
Organization and Principal Activities (Details) - Schedule of Subsidiaries [Line Items]
Place of incorporation		The PRC	The PRC
Percentage of direct/indirect ownership		100.00%	100.00%
Principal activities		Information technology	Information technology
Date of incorporation		Jun. 30, 2022	Jun. 30, 2022
Holgus Sixiang Information Technology Co., Ltd. (“Holgus X”) (a wholly owned subsidiary of ZH) [Member]
Organization and Principal Activities (Details) - Schedule of Subsidiaries [Line Items]
Place of incorporation		The PRC	The PRC
Percentage of direct/indirect ownership		100.00%	100.00%
Principal activities		Live streaming platform	Live streaming platform
Date of incorporation		May 09, 2017	May 09, 2017
Kashgar Sixiang Times Internet Technology Co., Ltd. (“Kashgar Times”) (a wholly owned subsidiary of ZH) [Member]
Organization and Principal Activities (Details) - Schedule of Subsidiaries [Line Items]
Place of incorporation		The PRC	The PRC
Percentage of direct/indirect ownership		100.00%	100.00%
Principal activities		Live streaming platform	Live streaming platform
Date of incorporation		Mar. 02, 2016	Mar. 02, 2016
Kashgar Sixiang Lehong Information Technology Co., Ltd (“Kashgar Lehong”) (a wholly owned subsidiary of ZH) [Member]
Organization and Principal Activities (Details) - Schedule of Subsidiaries [Line Items]
Place of incorporation		The PRC	The PRC
Percentage of direct/indirect ownership		100.00%	100.00%
Principal activities		Information technology	Information technology
Date of incorporation		Jul. 23, 2020	Jul. 23, 2020
Holgus Sixiang Haohan Internet Technology Co., Ltd. (“Holgus H”) (a wholly owned subsidiary of ZH) [Member]
Organization and Principal Activities (Details) - Schedule of Subsidiaries [Line Items]
Place of incorporation		The PRC	The PRC
Percentage of direct/indirect ownership		100.00%	100.00%
Principal activities		Information technology	Information technology
Date of incorporation		Dec. 11, 2020	Dec. 11, 2020
Sixiang ZhiHui (Hainan) Technology Co., Ltd (“ZHHN”) (a wholly owned subsidiary of ZH) [Member]
Organization and Principal Activities (Details) - Schedule of Subsidiaries [Line Items]
Place of incorporation		The PRC	The PRC
Percentage of direct/indirect ownership		100.00%	100.00%
Principal activities		Live streaming platform	Live streaming platform
Date of incorporation		Dec. 23, 2020	Dec. 23, 2020
Sixiang Wuxian (Zhejiang) Culture Technology Co., Ltd (“WXZJ”) (a wholly owned subsidiary of Scienjoy HK) [Member]
Organization and Principal Activities (Details) - Schedule of Subsidiaries [Line Items]
Place of incorporation		The PRC	The PRC
Percentage of direct/indirect ownership		100.00%	100.00%
Principal activities		Information technology	Information technology
Date of incorporation		Apr. 28, 2022	Apr. 28, 2022
Sixiang Zhihui (Zhejiang) Culture Technology Co., Ltd (“ZHZJ”) (a wholly owned subsidiary of WXZJ) [Member]
Organization and Principal Activities (Details) - Schedule of Subsidiaries [Line Items]
Place of incorporation		The PRC	The PRC
Percentage of direct/indirect ownership		100.00%	100.00%
Principal activities		Information technology	Information technology
Date of incorporation		Jan. 04, 2022	Jan. 04, 2022
Zhihui Qiyuan (Beijing) Technology Co., Ltd. (“QY”) (Controlled through contractual agreements by WXBJ) [Member]
Organization and Principal Activities (Details) - Schedule of Subsidiaries [Line Items]
Place of incorporation		The PRC	The PRC
Percentage of direct/indirect ownership		100.00%	100.00%
Principal activities		Holding Company	Holding Company
Date of incorporation		Jan. 22, 2019	Jan. 22, 2019
Beijing Sixiang Shiguang Technology Co., Ltd. (“SG”) (a wholly owned subsidiary of QY) [Member]
Organization and Principal Activities (Details) - Schedule of Subsidiaries [Line Items]
Place of incorporation		The PRC	The PRC
Percentage of direct/indirect ownership		100.00%	100.00%
Principal activities		Live streaming platform	Live streaming platform
Date of incorporation		Oct. 28, 2011	Oct. 28, 2011
Hai Xiu (Beijing) Technology Co., Ltd. (“HX”) (a wholly owned subsidiary of QY) [Memebr]
Organization and Principal Activities (Details) - Schedule of Subsidiaries [Line Items]
Place of incorporation		The PRC	The PRC
Percentage of direct/indirect ownership		100.00%	100.00%
Principal activities		Live streaming platform	Live streaming platform
Date of incorporation		Apr. 18, 2016	Apr. 18, 2016
Beijing Le Hai Technology Co., Ltd. (“LH”) (a wholly owned subsidiary of QY) [Mmeber]
Organization and Principal Activities (Details) - Schedule of Subsidiaries [Line Items]
Place of incorporation		The PRC	The PRC
Percentage of direct/indirect ownership		100.00%	100.00%
Principal activities		Live streaming platform	Live streaming platform
Date of incorporation		Jun. 16, 2015	Jun. 16, 2015
Lixiaozhi (Chongqing) Internet Technology Co., Ltd. (“LXZ”) (a wholly owned subsidiary of SG) [Member]
Organization and Principal Activities (Details) - Schedule of Subsidiaries [Line Items]
Place of incorporation	[1]		The PRC
Percentage of direct/indirect ownership	[1]		100.00%
Principal activities	[1]		Live streaming platform
Date of incorporation	[1]		Jul. 18, 2018
Sixiang Mifeng (Tianjin) Technology Co., Ltd (“DF”, formerly known as Tianjin Guangju Dingfei Technology Co., Ltd) (a wholly owned subsidiary of QY) [Member]
Organization and Principal Activities (Details) - Schedule of Subsidiaries [Line Items]
Place of incorporation		The PRC	The PRC
Percentage of direct/indirect ownership		100.00%	100.00%
Principal activities		Live streaming platform	Live streaming platform
Date of incorporation		Aug. 08, 2016	Aug. 08, 2016
Changxiang Infinite Technology (Beijing) Co., Ltd. (“CX”) (a wholly owned subsidiary of DF) [Member]
Organization and Principal Activities (Details) - Schedule of Subsidiaries [Line Items]
Place of incorporation		The PRC	The PRC
Percentage of direct/indirect ownership		100.00%	100.00%
Principal activities		Live streaming platform	Live streaming platform
Date of incorporation		Sep. 22, 2016	Sep. 22, 2016
Zhihui QiYuan (Hainan) Investment Co., Ltd (“QYHN”) (a wholly owned subsidiary of QY) [Member]
Organization and Principal Activities (Details) - Schedule of Subsidiaries [Line Items]
Place of incorporation		The PRC	The PRC
Percentage of direct/indirect ownership		100.00%	100.00%
Principal activities		Live streaming platform	Live streaming platform
Date of incorporation		Mar. 02, 2021	Mar. 02, 2021
Shanhai Weilan (Beijing) Technology Co., Ltd (“SHWL”) (a wholly owned subsidiary of SG) [Member]
Organization and Principal Activities (Details) - Schedule of Subsidiaries [Line Items]
Place of incorporation	[2]		The PRC
Percentage of direct/indirect ownership	[2]		100.00%
Principal activities	[2]		Live streaming platform
Date of incorporation	[2]		Sep. 27, 2021
Shihuai (Beijing) Technology Co., Ltd (“SH”) (a wholly owned subsidiary of SG) [Member]
Organization and Principal Activities (Details) - Schedule of Subsidiaries [Line Items]
Place of incorporation	[2]		The PRC
Percentage of direct/indirect ownership	[2]		100.00%
Principal activities	[2]		Live streaming platform
Date of incorporation	[2]		Sep. 29, 2021
Huayu Hefeng (Qingdao) Technology Co., Ltd (“HYHF”) (a wholly owned subsidiary of SG) [Member]
Organization and Principal Activities (Details) - Schedule of Subsidiaries [Line Items]
Place of incorporation		The PRC	The PRC
Percentage of direct/indirect ownership		100.00%	100.00%
Principal activities		Live streaming platform	Live streaming platform
Date of incorporation		Sep. 29, 2021	Sep. 29, 2021
Beijing Weiliantong Technology Co., Ltd.(“WLT”) (a wholly owned subsidiary of QY) [Member]
Organization and Principal Activities (Details) - Schedule of Subsidiaries [Line Items]
Place of incorporation		The PRC	The PRC
Percentage of direct/indirect ownership		100.00%	100.00%
Principal activities		Live streaming platform	Live streaming platform
Date of incorporation		Jul. 28, 2015	Jul. 28, 2015
Chuangda Zhihui (Beijing) Technology Co., Ltd.(“CDZH”) (a wholly owned subsidiary of SG) [Member]
Organization and Principal Activities (Details) - Schedule of Subsidiaries [Line Items]
Place of incorporation		The PRC	The PRC
Percentage of direct/indirect ownership		100.00%	100.00%
Principal activities		Live streaming platform	Live streaming platform
Date of incorporation		Nov. 30, 2015	Nov. 30, 2015
Beijing Huayi Dongchen Technology Co., Ltd. (“HYDC”) (a wholly owned subsidiary of CDZH) [Member]
Organization and Principal Activities (Details) - Schedule of Subsidiaries [Line Items]
Place of incorporation		The PRC	The PRC
Percentage of direct/indirect ownership		100.00%	100.00%
Principal activities		Live streaming platform	Live streaming platform
Date of incorporation		Feb. 06, 2015	Feb. 06, 2015
Hongcheng Huiying (Zhejiang)Technology Industry Development Co., Ltd(“HCHY”) (a 51% owned subsidiary of QYHN) [Member]
Organization and Principal Activities (Details) - Schedule of Subsidiaries [Line Items]
Place of incorporation		The PRC	The PRC
Percentage of direct/indirect ownership		51.00%	51.00%
Principal activities		Live streaming platform	Live streaming platform
Date of incorporation		Feb. 15, 2022	Feb. 15, 2022
Sixiang Qiyuan (Hangzhou) Culture Technology Co., Ltd (“QYHZ”) (Controlled through contractual agreements by WXZJ) [Member]
Organization and Principal Activities (Details) - Schedule of Subsidiaries [Line Items]
Place of incorporation		The PRC	The PRC
Percentage of direct/indirect ownership		100.00%	100.00%
Principal activities		Holding Company	Holding Company
Date of incorporation		Mar. 30, 2022	Mar. 30, 2022
Xiuli (Zhejiang) Culture Technology Co., Ltd (“XLZJ”) (a wholly owned subsidiary of QYHZ) [Member]
Organization and Principal Activities (Details) - Schedule of Subsidiaries [Line Items]
Place of incorporation		The PRC	The PRC
Percentage of direct/indirect ownership		100.00%	100.00%
Principal activities		Live streaming platform	Live streaming platform
Date of incorporation		Apr. 07, 2022	Apr. 07, 2022
Leku (Zhejiang) Culture Technology Co., Ltd (“LKZJ”) (a wholly owned subsidiary of QYHZ) [Member]
Organization and Principal Activities (Details) - Schedule of Subsidiaries [Line Items]
Place of incorporation		The PRC	The PRC
Percentage of direct/indirect ownership		100.00%	100.00%
Principal activities		Live streaming platform	Live streaming platform
Date of incorporation		Apr. 07, 2022	Apr. 07, 2022
Haifan (Zhejiang) Culture Technology Co., Ltd (“HFZJ”) (a wholly owned subsidiary of QYHZ) [Member]
Organization and Principal Activities (Details) - Schedule of Subsidiaries [Line Items]
Place of incorporation		The PRC	The PRC
Percentage of direct/indirect ownership		100.00%	100.00%
Principal activities		Live streaming platform	Live streaming platform
Date of incorporation		Apr. 07, 2022	Apr. 07, 2022
Xiangfeng (Zhejiang) Culture Technology Co., Ltd (“XFZJ”) (a wholly owned subsidiary of QYHZ) [Member]
Organization and Principal Activities (Details) - Schedule of Subsidiaries [Line Items]
Place of incorporation		The PRC	The PRC
Percentage of direct/indirect ownership		100.00%	100.00%
Principal activities		Live streaming platform	Live streaming platform
Date of incorporation		Apr. 07, 2022	Apr. 07, 2022
Hongren (Zhejiang) Culture Technology Co., Ltd (“HRZJ”) (a wholly owned subsidiary of QYHZ) [Member]
Organization and Principal Activities (Details) - Schedule of Subsidiaries [Line Items]
Place of incorporation		The PRC	The PRC
Percentage of direct/indirect ownership		100.00%	100.00%
Principal activities		Live streaming platform	Live streaming platform
Date of incorporation		Apr. 07, 2022	Apr. 07, 2022

[1]	LXZ was deregistered in July, 2022. Since this entity was inactive, the deregistration does not have a material impact to the Company’s consolidated financial statements for the years ended December 31 2020, 2021 and 2022.
[2]	On December 31, 2022, the Board approved to the sale of the Company’s 100% ownership interest in SHWL and SH to third parties for a nominal consideration because SHWL and SH has not commenced any operation since their inception. Management determined that this disposition did not represent a strategic shift and had no significant effect on the Company’s operations and financial results; therefore, no discontinued operations were presented.